RISKS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Risks
Account receivables	$ 1,068,287	$ 681,449
Contract assets	1,037,458	943,369
Retention receivables	$ 221,815
Variable interest rate	1.00%
Post tax profit	$ 13,069	$ 1,954